Acquisitions and disposals - European Liberty Global assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Jul. 31, 2019	Mar. 31, 2019
Acquisitions
Total cash consideration paid and net cash acquired	€ 10,295		€ 87
European Liberty Global assets
Acquisitions
Identifiable intangible assets		€ 5,818
Property, plant and equipment		4,737
Inventory		2
Trade and other receivables		856
Other investments		2
Cash and cash equivalents		109
Current and deferred taxation		(1,904)
Short and long-term borrowings		(9,527)
Trade and other payables		(1,066)
Post employment benefits		(40)
Provisions		(178)
Net identifiable liabilities acquired		(1,191)
Goodwill		11,504
Total cash consideration paid and net cash acquired	10,313
Customer relationships	5,569
Brand	71
Software	178
Transaction costs	46
Revenue of acquiree since acquisition date	1,993
Loss of acquiree since acquisition date	247
Revenue of combined entity as if combination occurred at beginning of period	45,975
Loss of combined entity as if combination occurred at beginning of period	822
Cash paid		€ 10,313
Other acquisitions
Acquisitions
Total cash consideration paid and net cash acquired	108		€ 61
Cash paid	108
Aggregate consideration	276
Aggregate provisional fair values of goodwill of the acquired operations	248
Aggregate provisional fair values of assets of the acquired operations	113
Aggregate provisional fair values of liabilities of the acquired operation	€ 85